REVENUE - Narrative (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Net revenue	$ 92,373	$ 73,760	$ 218,138	$ 142,472
Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	90,385	70,729	213,116	136,759
UNITED STATES | Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	54,300	43,800	145,300	76,700
CHINA | Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	17,000			16,200
VIET NAM | Net product sales
Disaggregation of Revenue [Line Items]
Net revenue		14,900		18,600
Physician Channel Provider
Disaggregation of Revenue [Line Items]
Net revenue	26,300	32,200	58,600	58,800
Spa Channel Distributor
Disaggregation of Revenue [Line Items]
Net revenue	$ 300	$ 400	$ 1,500	$ 3,600
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer One
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	29.00%	44.00%	28.00%	44.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer Two
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	18.00%	20.00%	20.00%	17.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer Three
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	16.00%
Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | UNITED STATES
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | CHINA
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	10.00%			10.00%
Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | VIET NAM
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		10.00%		10.00%